Divestitures (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Mar. 16, 2024
Zhejiang Tantech Bamboo Charcoal Co., Ltd
Equity interest		100.00%
Consideration		$ 247,688
Tantech Charcoal
Gain on disposition	$ 1,005,593